UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Mario Gabelli, CFA Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at

June 30, 2012:

$116,299,139

Top Ten Holdings (As of 6/30/2012) (Unaudited)
Company					Percentage of Total Net Assets
Diageo plc, ADR					3.8%
American Express Co.					3.7%
Honeywell International Inc.					3.0%
Viacom Inc.					2.9%
Epoch Holding Corp.					2.7%
The Coca-Cola Co.					2.7%
Rolls-Royce Holdings plc					2.3%
Brown-Forman Corp.					2.2%
Newmont Mining Corp.					2.0%
Rollins Inc.					1.9%
Sector Weightings (Percentage of Total Net Assets as of 6/30/2012) (Unaudited) Average Annual Total Returns (For periods ended 6/30/2012) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	5.91%	(1.74)%	1.42%	8.22%	9.81%
S&P 500 Index	9.49	5.45	0.22	5.33	7.81
The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market.

About information in this report:

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2012 through June 30, 2012

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,059.10	1.20%	$6.14
Hypothetical 5% Return	$1,000.00	$1,018.90	1.20%	$6.02

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2012. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■  Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Cost	Market Value

Common Stocks — 97.8%

Aerospace — 3.9%
27,000	Exelis Inc.	$308,596	$266,220
5,500	HEICO Corp.	65,152	217,360
3,000	Rockwell Automation Inc.	140,543	198,180
200,000	Rolls-Royce Holdings plc	1,488,744	2,687,507
15,000	The Boeing Co.	965,354	1,114,500

		2,968,389	4,483,767

Agriculture — 0.4%
9,000	Archer-Daniels-Midland Co.	192,754	265,680
2,000	Bunge Ltd.	100,535	125,480
500	The Mosaic Co.	10,688	27,380

		303,977	418,540

Automotive — 0.6%
25,000	Navistar International Corp.†	695,823	709,250

Automotive: Parts and Accessories — 1.6%
9,000	BorgWarner Inc.†	186,114	590,310
18,000	CLARCOR Inc.	158,850	866,880
29,600	Standard Motor Products Inc.	213,059	416,768

		558,023	1,873,958

Aviation: Parts and Services — 4.0%
31,000	Curtiss-Wright Corp.	450,872	962,550
100,000	GenCorp Inc.†	728,334	651,000
38,500	Kaman Corp.	455,274	1,191,190
11,000	Precision Castparts Corp.	425,378	1,809,390

		2,059,858	4,614,130

Broadcasting — 3.6%
41,000	CBS Corp., Cl. A, Voting	684,528	1,364,890
10,000	Cogeco Inc.	195,072	450,250
34,000	Fisher Communications Inc.†	1,308,410	1,016,940
14,000	Liberty Media Corp. - Liberty Capital, Cl. A†	283,473	1,230,740
10,000	LIN TV Corp., Cl. A†	12,600	30,200
10,000	Sinclair Broadcast Group Inc., Cl. A	70,361	90,600

		2,554,444	4,183,620

Business Services — 1.1%
2,500	Ascent Capital Group Inc., Cl. A†	43,340	129,375
29,500	Diebold Inc.	915,934	1,088,845
20,000	Intermec Inc.†	186,562	124,000

		1,145,836	1,342,220

Cable and Satellite — 4.5%
5,000	Adelphia Communications Corp., Cl. A†(a)	1,107	0
5,000	Adelphia Communications Corp., Escrow†(a)	0	0
5,000	Adelphia Recovery Trust†	0	49
20,000	AMC Networks Inc., Cl. A†	181,958	711,000
93,000	Cablevision Systems Corp., Cl. A	491,959	1,235,970
33,000	DIRECTV, Cl. A†	843,933	1,611,060
18,000	DISH Network Corp., Cl. A	327,014	513,900
4,000	EchoStar Corp., Cl. A†	85,763	105,680

Shares		Cost	Market Value

7,000	Liberty Global Inc., Cl. A†	$100,276	$347,410
7,000	Liberty Global Inc., Cl. C†	113,581	334,250
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	341,160

		2,387,107	5,200,479

Communications Equipment — 0.5%
46,000	Corning Inc.	370,700	594,780

Computer Software and Services — 1.8%
100,000	Furmanite Corp.†	358,758	486,000
10,000	NCR Corp.†	98,396	227,300
85,000	Yahoo! Inc.†	2,066,828	1,345,550

		2,523,982	2,058,850

Consumer Products — 0.8%
53,000	Schiff Nutrition International Inc.†	118,765	951,350

Consumer Services — 1.9%
99,000	Rollins Inc.	339,437	2,214,630

Diversified Industrial — 6.6%
23,000	Ampco-Pittsburgh Corp.	359,758	421,590
17,000	Cooper Industries plc	510,614	1,159,060
30,000	Crane Co.	728,977	1,091,400
21,000	Griffon Corp.	251,412	180,180
62,000	Honeywell International Inc.	1,821,929	3,462,080
15,000	ITT Corp.	281,248	264,000
67,000	Myers Industries Inc.	714,045	1,149,720

		4,667,983	7,728,030

Electronics — 2.1%
30,000	Cypress Semiconductor Corp.†	115,898	396,600
9,000	LSI Corp.†	41,875	57,330
69,000	Texas Instruments Inc.	1,598,140	1,979,610

		1,755,913	2,433,540

Energy and Utilities — 6.1%
3,000	Cameron International Corp.†	42,348	128,130
6,500	Chevron Corp.	406,120	685,750
14,000	ConocoPhillips	290,521	782,320
8,000	Devon Energy Corp.	274,271	463,920
22,000	El Paso Electric Co.	197,624	729,520
11,000	Exxon Mobil Corp.	419,480	941,270
20,000	GenOn Energy Inc., Escrow†(a)	0	0
5,001	Kinder Morgan Inc.	155,463	161,116
32,000	National Fuel Gas Co.	1,738,853	1,503,360
7,000	Phillips 66†	86,779	232,680
3,000	Royal Dutch Shell plc, Cl. A, ADR	184,449	202,290
102,000	RPC Inc.	503,004	1,212,780

		4,298,912	7,043,136

Entertainment — 8.0%
5,000	Discovery Communications Inc., Cl. A†	72,723	270,000
5,000	Discovery Communications Inc., Cl. C†	50,769	250,450
97,000	Grupo Televisa SAB, ADR	1,465,540	2,083,560

See accompanying notes to financial statements.

4

■ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Shares		Cost	Market Value

Entertainment (Continued)
34,000	The Madison Square Garden Co., Cl. A†	$171,403	$1,272,960
40,000	Time Warner Inc.	1,236,766	1,540,000
61,500	Viacom Inc., Cl. A	2,596,905	3,135,270
5,500	Viacom Inc., Cl. B	122,427	258,610
25,833	Vivendi SA	843,515	478,286

		6,560,048	9,289,136

Environmental Services — 1.0%
34,000	Waste Management Inc.	1,260,423	1,135,600

Equipment and Supplies — 5.8%
28,000	AMETEK Inc.	125,540	1,397,480
8,000	Belden Inc.	148,266	266,800
32,000	Capstone Turbine Corp.†	60,670	32,320
18,000	CIRCOR International Inc.	556,417	613,620
103,600	CTS Corp.	911,127	975,912
6,300	Flowserve Corp.	204,373	722,925
12,000	Franklin Electric Co. Inc.	123,540	613,560
20,000	GrafTech International Ltd.†	165,148	193,000
29,000	IDEX Corp.	634,437	1,130,420
8,000	The Eastern Co.	75,266	129,200
48,500	The L.S. Starrett Co., Cl. A	687,653	561,145
3,000	Watts Water Technologies Inc., Cl. A	47,803	100,020

		3,740,240	6,736,402

Financial Services — 10.0%
73,000	American Express Co.	2,108,177	4,249,330
7,500	Argo Group International Holdings Ltd.	200,362	219,525
16,000	BKF Capital Group Inc.†	65,957	17,120
138,000	Epoch Holding Corp.	256,373	3,143,640
14,000	JPMorgan Chase & Co.	455,342	500,220
4,000	Marsh & McLennan Companies Inc.	104,159	128,920
17,000	Morgan Stanley	489,840	248,030
3,600	Northern Trust Corp.	176,884	165,672
6,000	State Street Corp.	275,507	267,840
42,000	The Bank of New York Mellon Corp.	1,161,902	921,900
53,000	Wells Fargo & Co.	1,585,751	1,772,320

		6,880,254	11,634,517

Food and Beverage — 11.5%
26,500	Brown-Forman Corp., Cl. A	690,496	2,517,500
1,000	Brown-Forman Corp., Cl. B	65,977	96,850
70,000	Danone SA, ADR	744,867	866,600
42,500	Diageo plc, ADR	1,730,409	4,380,475
14,500	Fomento Economico Mexicano SAB de CV, ADR	487,816	1,294,125
8,000	Kraft Foods Inc., Cl. A	229,921	308,960
40,000	The Coca-Cola Co.	1,792,674	3,127,600
35,009	Tootsie Roll Industries Inc.	552,723	835,315

		6,294,883	13,427,425

Health Care — 2.0%
83,000	Boston Scientific Corp.†	670,955	470,610
1,000	DENTSPLY International Inc.	21,925	37,810
8,000	Henry Schein Inc.†	363,738	627,920

Shares		Cost	Market Value

1,000	Laboratory Corp. of America Holdings†	$61,439	$92,610
10,000	Mead Johnson Nutrition Co.	439,828	805,100
8,000	Patterson Companies Inc.	238,344	275,760

		1,796,229	2,309,810

Hotels and Gaming — 2.6%
24,000	Boyd Gaming Corp.†	131,519	172,800
8,000	Canterbury Park Holding Corp.	91,665	88,960
9,000	Churchill Downs Inc.	319,160	529,110
53,000	Dover Motorsports Inc.†	256,855	68,900
18,000	Gaylord Entertainment Co.†	371,114	694,080
13,000	International Game Technology	209,108	204,750
30,000	Las Vegas Sands Corp.	193,712	1,304,700

		1,573,133	3,063,300

Machinery — 2.3%
30,000	CNH Global NV†	554,240	1,165,800
9,500	Deere & Co.	287,351	768,265
29,000	Xylem Inc.	765,632	729,930

		1,607,223	2,663,995

Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	113,920	205,120
3,000	Skyline Corp.	35,511	15,240

		149,431	220,360

Metals and Mining — 2.9%
32,000	Freeport-McMoRan Copper & Gold Inc.	430,484	1,090,240
47,000	Newmont Mining Corp.	1,955,213	2,279,970

		2,385,697	3,370,210

Publishing — 1.0%
85,000	Journal Communications Inc., Cl. A†	488,709	438,600
43,000	Media General Inc., Cl. A†	125,412	198,230
4,000	Meredith Corp.	89,512	127,760
20,000	News Corp., Cl. A	181,400	445,800

		885,033	1,210,390

Real Estate — 1.2%
50,000	Griffin Land & Nurseries Inc.	753,028	1,399,500

Retail — 2.7%
44,000	Aaron’s Inc.†	243,545	1,245,640
31,000	CVS Caremark Corp.	990,336	1,448,630
12,000	Ingles Markets Inc., Cl. A	155,171	192,360
15,000	Safeway Inc.	307,433	272,250

		1,696,485	3,158,880

Specialty Chemicals — 2.4%
84,000	Ferro Corp.†	684,559	403,200
18,000	International Flavors & Fragrances Inc.	838,389	986,400
30,000	Omnova Solutions Inc.†	159,979	226,200
2,500	Quaker Chemical Corp.	44,813	115,525
29,000	Sensient Technologies Corp.	584,910	1,065,170

		2,312,650	2,796,495

See accompanying notes to financial statements.

5

■ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Shares		Cost	Market Value

Telecommunications — 1.9%
130,000	Cincinnati Bell Inc.†	$551,607	$483,600
11,000	NII Holdings Inc.†	334,775	112,530
10,000	Rogers Communications Inc., Cl. B	136,845	362,100
170,000	Sprint Nextel Corp.†	930,453	554,200
31,088	Telephone & Data Systems Inc.	961,642	661,864

		2,915,322	2,174,294

Transportation — 0.7%
20,000	GATX Corp.	665,096	770,000

Wireless Communications — 2.1%
8,500	Millicom International Cellular SA, SDR	695,729	799,933
44,000	United States Cellular Corp.†	1,722,676	1,699,280

		2,418,405	2,499,213

	Total Common Stocks	70,642,729	113,709,807

Preferred Stocks — 0.0%

Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A†	26,464	5,550

Warrants — 0.0%

Energy and Utilities — 0.0%
22400	Kinder Morgan Inc., expire 05/25/17†	35,214	48,384

Principal Amount

U.S. Government Obligations — 2.2%

$2,580,000	U.S. Treasury Bills, 0.100% to 0.140%††, 09/20/12 to 12/06/12	2,578,864	2,579,054

TOTAL INVESTMENTS — 100.0%		$73,283,271	116,342,795
Other Assets and Liabilities (Net) — 0.0%			(43,656)

NET ASSETS — 100.0%			$116,299,139

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the fair valued securities had no market value.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

6

■ Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

ASSETS:
Investments, at value (cost $73,283,271)	$116,342,795
Foreign currency, at value (cost $24)	22
Receivable for investments sold	32,630
Receivable for Fund shares sold	6,112
Dividends receivable	134,165
Prepaid expense	1,834

Total Assets	116,517,558

LIABILITIES:
Payable to custodian	12,430
Payable for Fund shares redeemed	63,891
Payable for investment management fees	92,828
Payable for accounting fees	3,750
Payable for legal and audit fees	20,036
Payable for shareholder communications expenses	15,478
Other accrued expenses	10,006

Total Liabilities	218,419

Net Assets (applicable to 5,896,452 shares outstanding)	$116,299,139

NET ASSETS CONSIST OF:
Paid-in capital	$70,513,686
Accumulated net investment income	281,784
Accumulated net realized gain on investments and foreign currency transactions	2,444,147
Net unrealized appreciation on investments and foreign currency translations	43,059,522

Net Assets	$116,299,139

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($116,299,139 ÷ 5,896,452 shares outstanding)	$19.72

Statement of Operations

For the Six Months Ended

June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $14,266)	$992,832
Interest	429

Total Investment Income	993,261

EXPENSES:
Management fees	592,694
Legal and audit fees	35,572
Accounting fees	22,500
Shareholder communications expenses	16,079
Directors’ fees	15,799
Custodian fees	13,484
Shareholder services fees	5,631
Interest expense	841
Miscellaneous expenses	8,877

Total Expenses	711,477

Net Investment Income	281,784

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	4,836,418
Net realized loss on foreign currency transactions	(296)

Net realized gain on investments and foreign currency transactions	4,836,122

Net change in unrealized appreciation on investments and foreign currency translations	1,751,552

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,587,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,869,458

See accompanying notes to financial statements.

7

■ Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

OPERATIONS:
Net investment income	$ 281,784	$ 557,779
Net realized gain on investments and foreign currency transactions	4,836,122	5,816,991
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,751,552	(6,461,576)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,869,458	(86,806)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(560,205)
Net realized gain	—	(248,980)
Total Distributions to Shareholders	—	(809,185)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(7,048,820)	(18,931,700)
Net Decrease in Net Assets	(179,362)	(19,827,691)

NET ASSETS:
Beginning of period	116,478,501	136,306,192
End of period (including undistributed net investment income of $281,784 and $0, respectively)	$116,299,139	$116,478,501

See accompanying notes to financial statements.

8

■  Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months
	Ended
	June 30, 2012	Year Ended December 31,

	(Unaudited)	2011	2010	2009	2008	2007

Operating Performance:
Net asset value, beginning of period	$ 18.62	$ 18.80	$ 14.53	$ 10.87	$ 18.66	$ 18.58

Net investment income(a)	0.05	0.08	0.07	0.09	0.12	0.10
Net realized and unrealized gain/(loss) on investments	1.05	(0.13)	4.27	3.68	(7.68)	1.61

Total from investment operations	1.10	(0.05)	4.34	3.77	(7.56)	1.71

Distributions to Shareholders:
Net investment income	—	(0.09)	(0.07)	(0.10)	(0.13)	(0.10)
Net realized gain on investments	—	(0.04)	—	(0.01)	(0.10)	(1.53)
Return of capital	—	—	—	(0.00)(b)	—	(0.00)(b)

Total distributions	—	(0.13)	(0.07)	(0.11)	(0.23)	(1.63)

Net Asset Value, End of Period	$ 19.72	$ 18.62	$ 18.80	$ 14.53	$ 10.87	$ 18.66

Total Return †	5.9%	(0.3)%	29.9%	34.7%	(40.4)%	9.1%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$116,299	$116,479	$136,306	$120,365	$108,863	$228,944
Ratio of net investment income to average net assets	0.48%(c)	0.44%	0.43%	0.72%	0.76%	0.45%
Ratio of operating expenses to average net assets(d)	1.20%(c)	1.18%	1.18%	1.21%	1.15%	1.10%
Portfolio turnover rate ††	0%(e)	2%	10%	12%	11%	24%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 33%.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the six months ended June 30, 2012 and the years ended December 31, 2011, 2010 and 2009, the effect of interest expense was minimal. For the year ended December 31, 2007, there was no interest expense.

(e)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

9

■  Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was incorporated on April 8, 1993 in Maryland. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

10

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs

	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/12

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$ 5,200,479	$ —	$ 0	$ 5,200,479
Energy and Utilities	7,043,136	—	0	7,043,136
Other Industries (a)	101,466,192	—	—	101,466,192

Total Common Stocks	113,709,807	—	—	113,709,807

Preferred Stocks (a)	—	—	5,550	5,550
Warrants (a)	48,384	—	—	48,384
U.S. Government Obligations	—	2,579,054	—	2,579,054

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$113,758,191	$2,579,054	$5,550	$116,342,795

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment

11

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities

The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. During the six months ended June 30, 2012, the Fund held no restricted securities.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits and Interest Expense

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains

12

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income	$560,020
Net long-term capital gains	249,165

Total distributions paid	$809,185

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$75,417,602	$47,602,654	$(6,677,461)	$40,925,193

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to BNY Mellon Investment Servicing (US), Inc. The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

13

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $70,655 and $8,965,932, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $4,662 to Gabelli & Company, Inc., an affiliate of the Fund.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

6.	Line of Credit

The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $93,835 with a weighted average interest rate of 1.29%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $705,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011

	Shares	Amount	Shares	Amount

Shares sold	131,167	$ 2,597,292	476,201	$ 8,779,776
Shares issued upon reinvestment of distributions	—	—	43,859	809,185
Shares redeemed	(490,404)	(9,646,112)	(1,513,864)	(28,520,661)

Net decrease	(359,237)	$(7,048,820)	(993,804)	$(18,931,700)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Other Matters

On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global

14

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.      Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

■  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 29, 2012, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

1. Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Manager and the Adviser, including portfolio management, supervision of Company operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Company marketing initiatives, review of Company legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Manager and the Adviser consistently delivered a high level of service.

2. Investment Performance of the Company and Adviser. The Independent Board Members considered investment performance for the Company over various periods of time as compared with the performance of such Company’s Lipper peer group, and concluded that the Adviser was delivering satisfactory performance results over the longer term (three year, five year, and ten year periods) consistent with the long-term investment strategies being pursued by the Company. The Company’s performance was above the peer median and average over the three year, five year, and ten year periods. The Independent Board Members acknowledged that the Company’s one year performance was below the peer median and average. The Independent Board Members determined to continue to monitor performance.

3. Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Company’s management fee rate and expense ratio relative to the industry averages for the Company’s peer group category. They recognized that the management fees are at the high end relative to peer funds and that the total expense ratio was above peer group averages. The Independent Board Members also considered the fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for the Adviser’s non-fund clients.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Company. With regard to the Adviser, that information was prorated (i) assuming the Company was part of the Fund Complex and (ii) assuming the Company constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Company, and noted that the Adviser has substantially increased its resources devoted to Company matters in response to regulatory requirements and new or enhanced Company policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Company.

4. Extent of Economies of Scale as Company Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Company and whether the Company has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management and advisory fee rates are reasonable in relation to the asset size of the Company and any economies of scale that may exist, and concluded that they currently were reasonable.

16

■  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)

6.   Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Company.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Company. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Company.

Conclusions

In considering the Management Agreement and Investment Advisory Agreements, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Company’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of the Company and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Manager and the Adviser have managed the Company since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious manager and adviser is in the best interests of the Company. The Independent Board Members considered, generally, that shareholders invested in the Company knowing that the Manager and the Adviser managed the Company and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Manager and the Adviser managed the Company in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Company was managed by the Manager and the Adviser consistent with its investment objectives and policies.

17

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

* Print the name and title of each signing officer under his or her signature.